Fair Value Measurements - Changes to Warrant Liability and Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in liability
Beginning balance	$ 9,271	$ 702
Contingent consideration from antidilution		2,358
Settlements	(12,682)
Re-measurement		6,211
Ending balance		9,271
Warrant liabilities - private
Changes in liability
Beginning balance	4,963	1,526
Conversions	(10,761)
Assumed in Business Combination	10,319
Re-measurement	(843)	3,437
Reclassification to Level 1 measurement upon registration of private placement warrants	(3,678)
Ending balance	0	$ 4,963
Contingent consideration
Changes in liability
Contingent consideration from antidilution	10,305
Antidilution provision for Series D Preferred Stock	6,387
Conversions	(6,451)
Assumed in Business Combination	21,109
Re-measurement	(13,447)
Settlement upon earnout	(595)
Ending balance	$ 13,897